FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Fair Value of Financial Instruments
The following tables present the fair value of financial instruments as of December 31, 2025 and 2024 by type of asset. The Plan has no investments that are classified as Level 2 or Level 3 as of December 31, 2025 and 2024.

	As of December 31, 2025
	Fair value of assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Money market	$16,181,617	$16,181,617	$—	$—
Mutual funds	486,376,641	486,376,641	—	—
Brinker common stock fund	43,929,678	43,929,678	—	—
Total investments at fair value	$546,487,936	$546,487,936	$—	$—

	As of December 31, 2024
	Fair value of assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Money market	$15,264,277	$15,264,277	$—	$—
Mutual funds	418,319,722	418,319,722	—	—
Brinker common stock fund	45,073,681	45,073,681	—	—
Total investments at fair value	$478,657,680	$478,657,680	$—	$—